3. STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Stock-based compensation costs	$ 342,984	$ 26,057	$ 52,341	$ 201,612
Aggregate intrinsic value of "in the money" outstanding	1,265,000
Aggregate intrinsic value of "in the money" exercisable	$ 984,500
Warrants outstanding	0
Warrants exercised, value			$ 6,667
An Investor [Member]
Stock issued for services, shares			88,888
Stock price			$ .45
November 2016 Sale [Member]
Units sold, shares issued				1,333,334
Proceeds from sale of units				$ 780,000
Accounts payable paid by issuing units				$ 20,000
August 2017 Sale [Member]
Units sold, shares issued			466,668
Proceeds from sale of shares			$ 210,001
Warrants [Member]
Warrants outstanding			0	3,661,560
Warrant weighted average exercise price				$ 0.75
Warrants expired			2,994,893
Warrants exercised, shares			666,667
Warrants exercised, value			$ 6,667
2011 Plan [Member]
Shares authorized for issuance under the plan			1,825,000
Stock options outstanding			933,102
Shares available for future grants			798,898
2006 Plan [Member]
Shares authorized for issuance under the plan			122,598
Stock options outstanding			123,798
Shares available for future grants			0
Stock Options [Member]
Options granted	450,000		40,000	15,000
Stock options outstanding	1,493,200		1,055,700	1,078,400	1,136,000
Aggregate intrinsic value of "in the money" outstanding			$ 18,350
Aggregate intrinsic value of "in the money" exercisable			$ 17,700